Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 7,751,345		¥ 7,405,828	¥ 5,929,888
Marketing and promotional expenses	3,124,734		3,408,931	2,642,531
Rental and related expenses	2,153,985		1,930,423	1,683,929
Depreciation and amortization expenses	475,648		541,782	581,193
Professional services	989,332		882,860	672,669
IT consumable, office supply and other low value consumable	598,568		561,284	550,011
Other taxes and surcharges	386,251		409,690	290,456
Travel and entertainment expenses	101,384		147,180	218,396
Expected credit losses	(46,691)	$ (6,677)	(3,761)	(26,315)
Others	553,191		456,840	341,798
Total	¥ 16,087,747	$ 2,300,517	¥ 15,741,057	¥ 12,884,556